Details of Significant Accounts - Summary of Type of Borrowings (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Financial Liabilities [Line Items]
Short-term borrowings	$ 46,000	$ 1,503	$ 46,000
Bottom of Range
Disclosure Of Financial Liabilities [Line Items]
Interest rate	1.95%	1.95%	1.95%
Top of Range
Disclosure Of Financial Liabilities [Line Items]
Interest rate	2.10%	2.10%	2.10%